Net Loss Per Share (Additional Information) (Details) - shares	Dec. 31, 2024	Jun. 18, 2024	Jun. 11, 2024	Dec. 31, 2023	Sep. 25, 2023	Sep. 21, 2023
Common stock, shares issued	243,312,885	3,250,000	3,250,000	160,084,250	474,683
Penny Warrant [Member]
Common stock, shares issued						8,500,000